LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

21.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 3 to 20 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group's control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent machinery and equipment utilized in the Group's production facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group is the lessee are presented as follows:

	2019	2020
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	40,043,113	48,244,010
Operating lease liabilities - non-current	279,534,370	277,239,113
Total operating lease liabilities	319,577,483	325,483,123
Operating lease right-of-use assets, net	317,903,640	316,512,346

Financing leases:
Financing lease liabilities - current	227,613,208	272,329,554
Financing lease liabilities - non-current	583,490,228	313,087,663
Total financing lease liabilities	811,103,436	585,417,217
Financing lease right-of-use assets, net	1,259,713,215	829,122,192

(a)	The components of lease expenses were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	145,539,290	146,965,210
Interest of lease liabilities	45,811,621	46,533,172
Expenses for short-term lease within 12 months	5,064,442	6,431,457
Total lease cost	196,415,353	199,929,839

(b)	Supplemental cash flow information related to leases was as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	50,758,114	50,403,567
Operating cash outflows for finance leases	23,340,016	32,628,104
Financing cash outflows for finance leases	284,089,511	250,935,455
Total cash paid for amounts included in the measurement of lease liabilities:	358,187,641	333,967,126

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	269,671,708	76,559,666
Finance lease liabilities	937,056,577	—
Total lease obligation accrued in exchange for right-of-use assets:	1,206,728,285	76,559,666

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
Weighted-average remaining lease term	3.57 years	3.64 years
Weighted-average discount rate	5.64%	5.86%

(d)	Maturities of lease liabilities were as follows:

Year ending December 31,	RMB
Year ended December 31,
2021	362,923,741
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total undiscounted lease payments	1,013,418,666
Less: imputed interest	(102,518,326)
Total lease liabilities	910,900,340

(e)	Future minimum lease payments for the Company’s leases were as follows:

Year ending December 31,	RMB
Year ended December 31,
2021	369,355,198
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total minimum lease payments	1,019,850,123

The Company had no lease that has not yet commenced as at December 31, 2020.

-  Finance lease obligations and others prior to the adoption of ASC 842 on January 1, 2019

The Company elected the practical expedients not to reassess arrangements entered into prior to January 1, 2019 for whether an arrangement is or contains a lease, the lease classification applied or to separate initial direct costs. Therefore, the Company remained the lease classification and accounting of its capital lease and sale-leaseback arrangements entered into prior than January 1, 2019.

The Company’s capital lease and sale-leaseback arrangements entered into prior than January 1, 2019 were as follows:

During the year ended December 31, 2015 and 2016, the Company sold certain module equipment (“leased assets”) to Zhejiang Leasing (the “purchaser-lessor”) and simultaneously entered into one or three-year contracts to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The accounting was eliminated as intercompany transaction in the consolidated financial statements of the Company in previous periods. Upon the disposition of Zhejiang leasing, the lease is classified as capital lease. In October 2017, the contract was early terminated upon both parties' approval. The Company recognized finance expenses amounted to RMB1.4 million upon the early termination of the contract.

In May 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB201.1 million to a third party (the “purchaser-lessor”) for consideration of RMB150.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB51.1 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In July 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB815.4 million to a third party (the “purchaser-lessor”) for consideration of RMB600.0 million and simultaneously entered into a four-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over four years and is entitled to obtain the ownership of these equipment at RMB0.6 million upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB215.4 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In November 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB74.9 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

In January 2018, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB52.0 million to a third party (the “purchaser-lessor”) for consideration of RMB50.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at RMB1.0 yuan upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB2.0 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In May 2018, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB72.0 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

As of December 31, 2019 and 2020, the net value of these leased assets are:

	As of December 31,
	2019	2020
	RMB	RMB
Equipment	1,510,944,643	1,072,214,761
Less: accumulated depreciation	(251,231,428)	(243,092,569)
Net Value	1,259,713,215	829,122,192

The Group amortized deferred losses related to sale-leaseback transactions amounted to RMB36,638,880, RMB33,560,902 and RMB27,502,575 during the years ended December 31, 2018, 2019 and 2020.